Notes to the Balance Sheet - Summary of Development Funding Bond (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities Royalty Pharma [Line Items]
Beginning balance financial liabilities royalty pharma	€ 1,500,474
Ending balance financial liabilities royalty pharma	1,436,165	€ 1,500,474
Development Funding Bond
Financial Liabilities Royalty Pharma [Line Items]
Beginning balance financial liabilities royalty pharma	358,590	62,619
Cash Receipts	0	295,421
Amortizations from Effective Interest Method	32,414	11,746
Foreign Currency Translation Differences from Consolidation	(13,157)	(11,196)
Ending balance financial liabilities royalty pharma	€ 377,847	€ 358,590